CONSOLIDATED STATEMENTS OF OPERATIONS ANDCOMPREHENSIVE INCOME (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				78 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2009 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]	Dec. 31, 2009 Blue Moose Media, Inc [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]
NET SALES	$ 6,829,535	$ 4,208,137	$ 13,552,746	$ 12,461,177	$ 15,728,817	$ 12,897,223	$ 0	$ 0	$ 24,651
COST OF GOODS SOLD	5,369,166	3,226,287	10,237,494	9,394,423	12,054,973	9,023,289
GROSS PROFIT	1,460,369	981,850	3,315,252	3,066,754	3,673,844	3,873,934
OPERATING EXPENSES:
Selling Expense	402,648	343,053	1,037,853	1,003,844	1,476,656	1,421,246
General and Administrative Expenses	263,243	214,614	1,139,078	1,219,112	1,748,596	1,394,082	24,344	29,363	153,388
Research and Development	126,680	52,974	374,505	362,339	421,518	239,712
Total Operating Expense	792,571	610,641	2,551,436	2,585,295	3,646,770	3,055,040
INCOME FROM OPERATIONS	667,798	371,209	763,816	481,459	27,074	818,894	(24,344)	(29,363)	(128,737)
OTHER INCOME (EXPENSE)
Interest and Other Income	31,417	12,764	50,189	93,905	64,916	37,903
Interest (Expense)	(59,923)	(27,916)	(139,166)	(92,936)	(214,520)	(116,919)	24	0	6,412
Gain (Loss) on unconsolidated investments	0	50	0	(7,055)	(123,647)	(86,673)
Gain (Loss) on Currency Transactions	8,658	(14,493)	(25,832)	60,203	86,377	(26,955)
Gain (Loss) on Sale of Fixed Assets					(9,801)	(5,248)
Total Other Income (Expense)	(19,848)	(29,595)	(114,809)	54,117	(196,675)	(197,892)
INCOME BEFORE INCOME TAXES	647,950	341,614	649,007	535,576	(169,601)	621,002	(24,368)	(29,363)	(135,149)
Income Tax - Current							0	0	0
Income Tax - Deferred							0	0	0
INCOME TAX EXPENSE	91,347	206,303	188,557	358,795	145,531	300,803
NET INCOME (LOSS)	556,603	135,311	460,450	176,781	(315,132)	320,199
NET INCOME ATTRIBUTABLE TO UNCONTROLLED INTEREST IN SUBSIDIARIES	72,397	54,199	82,207	(86,100)	(308,503)	(9,303)
NET INCOME ATTRIBUTABLE TO LIQTECH INTERNATIONAL, INC.	484,206	81,112	378,243	262,881	(6,629)	329,502	(24,368)	(29,363)	(135,149)
NET INCOME	556,603	135,311	460,450	176,781	(315,132)	320,199
CURRENCY TRANSLATION, NET OF TAXES	(456,337)	566,456	(65,918)	(307,400)	486,693	(378,776)
OTHER COMPREHENSIVE INCOME (LOSS)	27,869	701,767	312,325	(130,619)	171,561	(58,577)
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST IN SUBSIDIARIES	(7,499)	(202,287)	11,521	70,036	(351,548)	30,571
OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO LIQTECH INTERNATIONAL, INC.	$ 20,370	$ 499,480	$ 323,846	$ (60,583)	$ 523,109	$ (89,148)
BASIC EARNINGS PER SHARE (in dollars per share)	$ 0.03	$ 0.01	$ 0.03	$ 0.03	$ (4.27)	$ 212.03
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (in shares)	14,251,721	9,308,333	10,974,237	9,308,333	1,554	1,554
DILUTED EARNINGS PER SHARE (in dollars per share)	$ 0.03	$ 0.01	$ 0.03	$ 0.03	$ (4.27)	$ 212.03
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING ASSUMING DILUTION (in shares)	15,761,847	9,308,333	11,477,612	9,308,333	1,554	1,554
Net Loss per Common Share - Basic and Diluted (in dollars per share)							$ 0	$ 0
Weighted Average Shares Outstanding - Basic and Diluted (in shares)							35,344,353	9,097,777